Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000016765 | DWS ESG Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000016765 | iShares GNMA Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000016765 | DWS Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016765 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016765 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016765 | iShares JP Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016765 | DWS High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016765 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016765 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016765 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016765 | Fixed Income - Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016765 | Fixed Income - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000016765 | Fixed Income - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016765 | Equity - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016765 | Equity - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016765 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016768 | DWS ESG Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000016768 | iShares GNMA Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000016768 | DWS Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016768 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016768 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016768 | iShares JP Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016768 | DWS High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016768 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016768 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016768 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016768 | Fixed Income - Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016768 | Fixed Income - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000016768 | Fixed Income - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016768 | Equity - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016768 | Equity - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016768 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016769 | DWS ESG Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000016769 | iShares GNMA Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000016769 | DWS Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016769 | Vanguard Total International Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016769 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016769 | iShares JP Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000016769 | DWS High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016769 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016769 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016769 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016769 | Fixed Income - Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016769 | Fixed Income - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000016769 | Fixed Income - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016769 | Equity - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016769 | Equity - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016769 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | DWS ESG Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016756 | iShares GNMA Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016756 | DWS Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000016756 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016756 | DWS High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016756 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000016756 | DWS Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016756 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016756 | DWS RREEF Global Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016756 | DWS RREEF Global Real Estate Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016756 | Fixed Income - Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016756 | Fixed Income - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016756 | Fixed Income - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016756 | Equity - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000016756 | Equity - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016756 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | DWS ESG Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016758 | iShares GNMA Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016758 | DWS Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000016758 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016758 | DWS High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016758 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000016758 | DWS Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016758 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016758 | DWS RREEF Global Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016758 | DWS RREEF Global Real Estate Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016758 | Fixed Income - Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016758 | Fixed Income - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016758 | Fixed Income - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016758 | Equity - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000016758 | Equity - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016758 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | DWS ESG Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016759 | iShares GNMA Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000016759 | DWS Core Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000016759 | Vanguard Intermediate-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000016759 | DWS High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000016759 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000016759 | DWS Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016759 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016759 | DWS RREEF Global Infrastructure Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016759 | DWS RREEF Global Real Estate Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016759 | Fixed Income - Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016759 | Fixed Income - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016759 | Fixed Income - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016759 | Equity - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000016759 | Equity - Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016759 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%